Intangible assets - Summary (Details) - CAD ($) $ in Millions	Mar. 28, 2021	Mar. 29, 2020
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 155.0	$ 161.7
Intangible assets with finite useful lives
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	39.2	45.9
Intangible assets with indefinite lives | Brand name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	115.5	115.5
Intangible assets with indefinite lives | Domain name
Disclosure of intangible assets useful lives [Line Items]
Intangible assets	$ 0.3	$ 0.3